Investment in Joint Venture (Details) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
Investment in Joint Venture (Details) [Line Items]
Percentage of interest received	50.00%
Percentage of capital stock	20.00%
Percentage of shares	1.61%
FIC [Member]
Investment in Joint Venture (Details) [Line Items]
Percentage of capital stock	35.76%
Percentage of indirect interest	17.88%
Operating term	10 years
Percentage of shares	50.00%
Fair value (in Brazil Real)	R$ 769